EQUITY (Details Narrative) - JPY (¥)			6 Months Ended
	Jan. 17, 2025	Jul. 08, 2024	Mar. 31, 2026	Mar. 31, 2025	Feb. 25, 2026	Sep. 30, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			16,615,220			4,615,224
Common stock, shares, outstanding			4,153,805			1,153,806
Common shares issued upon conversion		527,324
Proceeds from common stock	¥ 406,502,000
Deferred offering costs	367,304,000
Common stock shares credit account	386,903,000			¥ 406,502,000
Additional paid in capital, common stock	19,599,000				¥ 1,376,000,000
Dividend distribution description			The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after the payment dividends must be maintained at the level that is not below ¥3 million.
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of common stock amount	¥ 773,806
Sale of common stock shares	1,750,000
Class A Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted		120,000
Common shares issued upon conversion		120,000
Conversion price		¥ 2,499.90
Class B Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted		252,000
Common shares issued upon conversion		265,544
Conversion price		¥ 4,745.10
Class C Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted		132,670
Common shares issued upon conversion		141,780
Conversion price		¥ 6,945.00
Class C Preferred Shares [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion price		¥ 7,500.00
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceed from additional paid in captial percentage			50.00%
Common stock shares credit account				¥ 386,903,000
Common Stock [Member] | Hiroshi Furukawa [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares issued			1,666,666
Common Stock [Member] | Hideaki Horikiri [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares issued			1,333,333